NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Sep. 17, 2022	Sep. 15, 2022	Aug. 11, 2022	Jul. 01, 2022	Jun. 17, 2022	Jun. 15, 2022	May 31, 2020	Mar. 31, 2023	Jun. 30, 2023	Dec. 09, 2022	Mar. 31, 2021
Line of Credit Facility [Line Items]
Note payable principal amount											$ 1,040,400
Accrued interest								$ 54,384			$ 8,922
Annual rate			8.00%
Maturity date			Aug. 12, 2024
Payment of debt principal and interest amount								418,323
Debt instrument, face amount			$ 10,000,000						$ 27,000,000.0
Debt instrument fee amount			600,000
Loan payable								1,500,000
American Pacific Bancorp Inc [Member]
Line of Credit Facility [Line Items]
Proceeds from loans	$ 5,522,829				$ 5,522,829
Loans payable		$ 5,700,000				$ 5,700,000		$ 1,430,459
Annual rate						8.00%
Maturity date						Jun. 01, 2024
Debt instrument principal and interest		$ 43,897		$ 43,897		$ 43,897
Debt instrument, face amount			$ 10,000,000.0
Loan payable										$ 6,000,000.0
Commercial Bank [Member] | PPP Loan [Member]
Line of Credit Facility [Line Items]
Proceeds from loans							$ 1,040,400